Expense by nature- Expenses by nature (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Lease expenses	€ 630,450	€ 190,673	€ 217,855
Warranty	638,825	124,881	(921,496)
Advertising, vehicle and travel expenses	1,510,759	1,341,142	2,552,183
Maintenance	1,679,108	1,704,322	1,611,234
Taxes, insurance costs, and other dues	4,543,214	1,993,462	2,073,989
Purchased services	5,160,291	2,443,355	1,798,175
Depreciation and amortisation	6,101,398	7,043,590	6,537,028
Consultancy & audit	6,242,594	4,808,864	6,793,042
Salaries, wages and employee benefits	33,200,439	22,877,775	24,676,137
Raw materials and consumables	129,425,611	105,030,465	101,070,401
Miscellaneous	5,102,811	4,357,742	3,958,879
Total	€ 194,235,500	€ 151,916,271	€ 150,367,428